Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

Note 15.Property, plant and equipment

Property, plant and equipment, net consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Machinery and equipment	14,554	13,769
Buildings and leasehold improvements	224	—
Office equipment and furniture	2,421	2,321
Computer equipment and licences	698	817
Total property, plant and equipment, gross	17,897	16,907

Accumulated depreciation for:
Machinery and equipment	(11,284)	(10,733)
Buildings and leasehold improvements	(13)	—
Office equipment and furniture	(2,334)	(2,320)
Computer equipment and licences	(496)	(653)
Total accumulated depreciation	(14,127)	(13,706)
Total property, plant and equipment, net	3,770	3,201
Depreciation charge for the year	703	630

During the year ended December 31, 2025, the Group recognized an impairment loss of USD 472,318 related to certain mask sets classified as assets under development within property, plant and equipment over 2024 and 2025. The assets under development consisted of production masks related to the QUASAR project, which aims to develop next-generation secure semiconductors embedding NIST-standardized post-quantum cryptography algorithms and integrating Trusted Platform Module 2.0 (TPM 2.0) technology. As development advances, semiconductor designs are revised, and production masks associated with earlier versions become obsolete. The impairment charge represents the excess of the carrying amount of the assets over their estimated fair value and was recorded within operating expenses (research and development). No impairment losses were recognized during the year ended December 31, 2024.

The useful economic life of property plant and equipment is as follows:

•	Production tools	8 to 10 years
•	Office equipment and furniture:	2 to 5 years
•	Production masks	5 years
•	Probe cards	5 years
•	Licenses	3 years
•	Software	1 year